Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Profit before income tax and social contribution	R$ 3,503,614	R$ 4,129,054	R$ 587,529
Adjustments for:
Depreciation and amortization	1,301,897	1,146,626	1,074,032
Residual value of property, plant and equipment and intangible assets written-off	24,935	15,168	52,040
Bad debt expense	82,681	90,488	2,420
Provisions and inflation adjustment	185,080	276,654	(4,706)
Pension plan liabilities - early reduction (curtailment)	0	(334,152)	0
Interest calculated on borrowings and financing payable	426,781	449,470	474,056
Inflation adjustment and exchange gains (losses) on borrowings and financing	159,087	(969,430)	2,163,754
Interest and inflation adjustment on liabilities	25,751	24,297	27,168
Interest and inflation adjustment on assets	(31,619)	(80,675)	(130,762)
Finance charges from customers	(193,683)	(207,789)	(125,966)
Margin of fair value on intangible assets arising from concession	(70,335)	(81,513)	(72,908)
Provision for Consent Decree (TAC)	72,933	89,083	(15,601)
Equity in results of investments in affiliates	(5,760)	(4,740)	(2,597)
Provision from São Paulo agreement	0	0	11,252
Provision for pension plan - Sabesprev Mais	0	235	8,349
Pension obligations	304,500	377,886	352,710
Other adjustments	92,461	24,412	(6,103)
GESP Agreement	0	0	(696,283)
Total adustments	5,878,323	4,945,074	3,698,384
Changes in assets
Trade receivables	(42,194)	(34,665)	(111,738)
Accounts receivable from related parties	51,594	(3,163)	(2,818)
Inventories	(27,633)	7,156	(550)
Recoverable taxes	(233,952)	35,195	70,940
Escrow deposits	(32,200)	33,232	35,083
Other receivables	8,312	144,920	(9,785)
Changes in liabilities
Trade payables and contractors	(180,353)	6,371	(18,314)
Services payable	(51,779)	72,775	57,054
Accrued payroll and related taxes	56,841	21,240	(24,394)
Taxes and contributions payable	15,983	(90,325)	35,947
Deferred Cofins/PASEP	(7,889)	5,150	3,570
Provisions	(279,951)	(185,793)	(133,427)
Pension obligations	(228,282)	(201,736)	(182,514)
Other liabilities	(16,741)	17,842	(47,607)
Cash generated from operations	4,910,079	4,773,273	3,369,831
Interest paid	(676,087)	(739,944)	(710,688)
Income tax and social contribution paid	(932,110)	(1,029,737)	(17,743)
Net cash generated from operating activities	3,301,882	3,003,592	2,641,400
Cash flows from investing activities
Acquisition of intangible	(1,957,780)	(2,108,167)	(2,397,352)
Restricted cash	5,256	5,078	(9,406)
Investment increase	0	0	(2,540)
Purchase of property, plant and equipment	(18,920)	(27,631)	(54,794)
Dividends received	0	0	4,612
Net cash used in investing activities	(1,971,444)	(2,130,720)	(2,459,480)
Borrowings and financing
Proceeds from loans	1,007,572	1,250,524	1,303,296
Payment of loans	(1,098,558)	(1,535,312)	(1,292,322)
Payment of interest on capital	(765,933)	(139,399)	(202,115)
Public-Private Partnership - PPP	(31,758)	(30,498)	(23,799)
Program Contract Commitments	(44,935)	(171,180)	(50,757)
Net cash generated by (used in) financing activities	(933,612)	(625,865)	(265,697)
Increase/(decrease) in cash and cash equivalents	396,826	247,007	(83,777)
Represented by :
Cash and cash equivalents at the beginning of the year	1,886,221	1,639,214	1,722,991
Cash and cash equivalents at the end of the year	2,283,047	1,886,221	1,639,214
Increase/(decrease) in cash and cash equivalents	R$ 396,826	R$ 247,007	R$ (83,777)